Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Income and Comprehensive Income (Unaudited) [Line Items]
Equity in earnings of subsidiaries	$ 12,086	$ 11,137	$ 10,715
General and administrative expenses	(160)	(259)	(421)
Net income	11,926	10,878	10,294
Other comprehensive income (loss)
Foreign currency translation adjustments	2,847	(1,681)	(1,757)
Comprehensive income	$ 14,773	$ 9,197	$ 8,537